Document and Entity Information	12 Months Ended
Mar. 29, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Nov 30, 2011
Registrant Name	UNIFIED SERIES TRUST
Central Index Key	0001199046
Amendment Flag	false
Document Creation Date	Mar 29, 2012
Document Effective Date	Mar 29, 2012
Prospectus Date	Mar 29, 2012

AUER GROWTH FUND
SUMMARY SECTION
Investment Objective
The investment objective of the Auer Growth Fund (the “Fund“) is long-term capital appreciation.
Fees and Expenses of the Fund
The table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	AUER GROWTH FUND
Redemption Fee (on short-term redemptions within 7 days of purchase)	1.00%

Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		AUER GROWTH FUND
Management fees		1.50%
Distribution (12b-1) fees		none
Other expenses		0.22%
Total annual fund operating expenses	[1]	1.72%
[1]	The Fund's adviser contractually has agreed to waive its management fee and/or reimburse certain operating expenses so that total annual operating expenses, excluding brokerage fees and commissions; borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short); taxes; any 12b-1 fees; any indirect expenses (such as fees and expenses of acquired funds); and extraordinary litigation expenses, do not exceed 1.95% of the Fund's average daily net assets through March 31, 2013. Any waiver or reimbursement by the adviser is subject to repayment by the Fund within three fiscal years; provided that the Fund is able to make the repayment without exceeding the 1.95% expense limitation. This expense cap may not be terminated prior to this date except by the Board of Trustees.

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
AUER GROWTH FUND	175	594	1,039	2,276

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over“ its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year ended November 30, 2011, the Fund’s portfolio turnover rate was 145.39% of the average value of its portfolio.
Principal Investment Strategies
The Fund seeks to achieve its objective by investing primarily in a diversified portfolio of common stocks traded on major U.S. exchanges, markets and bulletin boards that SBAuer Funds, LLC, the Fund’s adviser (the "Adviser"), believes present the most favorable potential for capital appreciation. In selecting stocks for the Fund’s portfolio, the Adviser reviews public companies’ financial statements to determine those companies that report substantial sales and earnings growth over the prior twelve months, plus a price to earnings ratio that has decreased substantially during that time. After identifying these growth stocks, the Adviser focuses its review on secondary criteria including, but not limited to, earnings per share growth, earnings outlook, competitive position, and the balance sheet of each individual company. The Adviser typically purchases common stocks of companies that have a relatively low price to earnings ratio, as such ratio is determined by the Adviser.

On an ongoing, daily basis, the Adviser monitors any new publicly available financial statements of the Fund’s portfolio companies and upgrades the portfolio by moving assets into those stocks deemed by the Adviser to have the highest potential for growth at the time of analysis. This upgrading process is designed to invest the Fund’s assets in stocks that demonstrate superior growth characteristics relative to their peers, as determined by the Adviser using its proprietary screening process.

In addition to common stocks, the Fund invests in other equity securities, including equity real estate investment trusts (REITs), publicly-traded master limited partnerships and royalty trusts. The Fund may invest directly in foreign equity securities traded on U.S. exchanges, markets, and bulletin boards, or through American Depositary Receipts (ADRs) or Global Depositary Receipts (GDRs) traded on U.S. stock exchanges. The Fund’s Adviser will use a multi-cap strategy without regard to whether the securities are conventionally categorized as large-, mid-, small- or micro-cap, or whether they are generally categorized as growth or value stocks. The Fund’s composition is determined by the Adviser’s proprietary quantitative screening process, rather than by pre-determined target weighting.

Although the Fund aims to be fully invested, a portion of the Fund’s portfolio may be allocated to cash, money market funds or short-term debt instruments. By keeping some cash or cash equivalents, the Fund may be able to meet shareholder redemptions without selling stocks and realizing gains and losses. However, the Fund may have difficulty meeting its investment objective if holding a significant cash position.

The Fund’s portfolio likely will be overweighted in certain market sectors as compared to other, more broadly diversified mutual funds, and may also be overweighted at times in fast growing market sectors relative to weightings of market sectors of the S&P 500® Index. The sectors in which the Fund may be overweighted are expected to vary at different points in the economic cycle.

The Adviser will engage in active trading of the Fund’s portfolio securities due to its investment strategy and, as a result, the Fund likely will experience a high portfolio turnover rate. The Fund will seek to realize profits by anticipating relatively short-term market movements and it is not designed to be tax-efficient.
Principal Risks
All investments involve a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not insured or guaranteed by any government agency. As with any mutual fund investment, the Fund's returns and share price will fluctuate, and you may lose money by investing in the Fund. Below are some of the specific risks of investing in the Fund.
  Market Risk. The prices of securities held by the Fund may decline in response to certain events taking place around the world, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations. The growth-oriented equity securities purchased by the Fund may involve large price swings and potential for loss. Investors in the Fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.
  Management Risk. The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the fund invests may prove to be incorrect and there is no guarantee that individual companies will perform as anticipated. The Fund is the first mutual fund managed by the Adviser.
  Growth Risk. The Fund invests in companies that appear to be growth-oriented companies. If the Adviser’s perceptions of a company’s growth potential are wrong, the securities purchased may not perform as expected, causing losses that will reduce the Fund’s return.
  Value Risk. The Fund seeks to invest in securities that are trading at a low price to earnings ratio based on the Adviser’s estimate of the company’s intrinsic value. The market may not agree with the Adviser’s estimate, and the security may not perform as expected. For example, a security’s price may not increase to what the Adviser believes is its full value. It may even decrease in value.
  Issuer Risk. The value of the Fund may decrease in response to the activities and financial prospects of an individual company in the Fund’s portfolio. The value of an individual company can be more volatile than the market as a whole.
  Small- and Mid-Size Company Risk. Small- and mid-size companies involve greater risk of loss and price fluctuation than larger companies. Their securities may also be less liquid and more volatile. As a result, the Fund could have greater difficulty buying or selling a security of a micro- or small-cap issuer at an acceptable price, especially in periods of market volatility.
  REIT Risk. REIT risks include possible declines in the value of real estate, adverse general and local economic conditions and environmental problems. REITs are also subject to certain other risks related specifically to their structure and focus, such as: (a) dependency upon management’s skills; (b) limited diversification; (c) heavy cash flow dependency; (d) possible default by borrowers; (e) the costs and potential losses of self-liquidation of one or more holdings; (f) the possibility of failing to maintain exemptions from securities registration; and, (g) in many cases, relatively small market capitalizations, which may result in less market liquidity and greater price volatility.
  Sector Risk. The Fund may from time to time overweight its investments in certain market sectors, which will cause the Fund’s performance to be more susceptible to the economic, business or other developments that affect those sectors. To the extent that the Fund’s investments are overweighted in one or more sectors, the Fund’s investments in those sectors are subject to adverse market conditions, increased competition, and legislative or regulatory changes affecting those sectors. Relative to the S&P 500® Index, the Fund may have a greater percentage of its assets invested in certain market sectors and weakness in these sectors could result in significant losses to the Fund. In the past, the Fund’s portfolio has been concentrated from time to time in sectors such as information technology, energy and basic materials. The sectors in which the Fund may be concentrated will change from time to time.
  Concentration Risk. To the extent that the Fund concentrates its investments in the information technology, energy and basic materials sectors, the Fund’s shares will be subject to adverse market conditions, increased competition, and legislative or regulatory changes affecting these sectors. Companies in the information technology sector could be affected by, among other things, overall economic conditions, short product cycles, rapid obsolescence of products, competition, and government regulation. Energy sector companies are highly sensitive to events relating to international politics, governmental regulatory policies, including energy conservation and tax policies, fluctuations in supply and demand, environmental liabilities, threats of terrorism and to changes in exchange rates or interest rates. Companies in the materials sector could be affected by, among other things, commodity prices, government regulation, inflation expectations, resource availability, and economic cycles.
  Portfolio Turnover Risk. The Fund’s investment strategy involves active trading and will result in a high portfolio turnover rate. A high portfolio turnover can result in correspondingly greater brokerage commission expenses. A high portfolio turnover may result in the distribution to shareholders of additional capital gains for tax purposes, some of which may be taxable at ordinary income rates. These factors may negatively affect the Fund’s performance.
  Foreign Securities Risk. Investment in securities of foreign issuers (whether directly or through ADRs or GDRs) involves somewhat different investment risks from those affecting securities of domestic issuers. Foreign issuers are not subject to the same degree of regulation as U.S. issuers. In addition to credit and market risk, investments in foreign securities involve sovereign risk, which includes fluctuations in foreign exchange rates, future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws or restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments that could adversely affect investments in those countries. There may be less publicly available information about a foreign company than about a U.S. company, and accounting, auditing and financial reporting standards and requirements may not be comparable. Securities of many foreign companies are less liquid and their prices more volatile than securities of comparable U.S. companies. Transaction costs of investing in foreign securities markets are generally higher than in the U.S. and there is generally less governmental supervision and regulation of exchanges, brokers and issuers than there is in the U.S. The Fund might have greater difficulty taking appropriate legal action in foreign courts. Dividend and interest income from foreign securities will generally be subject to withholding taxes by the country in which the issuer is located and may not be recoverable by the Fund or its shareholders. Depositary receipts do not eliminate all of the risks associated with direct investment in the securities of foreign issuers. When the Fund invests in foreign securities, it may experience more rapid and extreme changes in value than when it invests in securities of U.S. companies.
  Currency Risk. Foreign investments also may be riskier than U.S. investments because of fluctuations in currency exchange rates. Exchange rate fluctuations may reduce or eliminate gains or create losses. The Fund’s Adviser does not hedge against currency movements in the various markets in which foreign issuers are located, so the value of the Fund’s foreign securities is subject to the risk of adverse changes in currency exchange rates.
  Royalty Trust/Publicly Traded Master Limited Partnership Risk. Investments in royalty trusts and/or PTPs are subject to various risks related to the underlying operating companies controlled by such trusts or PTPs, including dependence upon specialized management skills and the risk that such companies may lack or have limited operating histories. The success of the Fund’s investments also will vary depending on the underlying industry represented by the PTP’s or royalty trust’s portfolio. For example, when the Fund invests in oil royalty trusts or PTPs that invest in oil and gas companies, its return on the investment will be highly dependent on oil and gas prices, which can be highly volatile. Conversely, royalty trusts or PTPs that invest in real estate typically are subject to risks similar to those of a REIT. Unlike ownership of common stock of a corporation, the Fund would have limited voting rights and have no ability annually to elect directors in connection with its investment in a PTP or a royalty trust.

Performance
The bar chart below shows how the Fund’s investment results have varied from year to year. The table shows how the Fund’s average annual total returns compare over time to those of a broad-based securities market index. This information provides some indication of the risks of investing in the Fund. Past performance of the Fund is not necessarily an indication of how it will perform in the future.
Annual Total Return (years ended December 31st)

Best Quarter: 2nd Quarter, 2009, 30.99% Worst Quarter: 4th Quarter, 2008, -33.62%
Average Annual Total Returns AUER GROWTH FUND	One Year	Since Inception	Inception Date
Before Taxes	(15.87%)	(12.77%)	Dec 28, 2007
After Taxes on Distributions	(15.87%)	(12.77%)	Dec 28, 2007
After Taxes on Distributions and Sale of Fund Shares	(10.31%)	(10.48%)	Dec 28, 2007
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	2.09%	(1.75%)	Dec 28, 2007
Russell 2000 Value Index (reflects no deduction for fees, expenses, or taxes)	(5.50%)	0.07%	Dec 28, 2007

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes or the lower rate on long-term capital gains when shares are held for more than 12 months. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs"). The index returns presented above assume reinvestment of all distributions and exclude the effect of taxes and fees (if expenses and taxes were deducted, the actual returns of the Index would be lower).
Current performance of the Fund may be lower or higher than the performance quoted above. Performance data current to the most recent month end may be obtained by calling (888) 711-AUER (2837) , a toll-free number, or data current to the most recent quarter end may be accessed on the Fund’s website at www.auergrowthfund.com.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY SECTION
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Auer Growth Fund (the “Fund“) is long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	March 31, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over“ its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year ended November 30, 2011, the Fund’s portfolio turnover rate was 145.39% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	145.39%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund seeks to achieve its objective by investing primarily in a diversified portfolio of common stocks traded on major U.S. exchanges, markets and bulletin boards that SBAuer Funds, LLC, the Fund’s adviser (the "Adviser"), believes present the most favorable potential for capital appreciation. In selecting stocks for the Fund’s portfolio, the Adviser reviews public companies’ financial statements to determine those companies that report substantial sales and earnings growth over the prior twelve months, plus a price to earnings ratio that has decreased substantially during that time. After identifying these growth stocks, the Adviser focuses its review on secondary criteria including, but not limited to, earnings per share growth, earnings outlook, competitive position, and the balance sheet of each individual company. The Adviser typically purchases common stocks of companies that have a relatively low price to earnings ratio, as such ratio is determined by the Adviser.

On an ongoing, daily basis, the Adviser monitors any new publicly available financial statements of the Fund’s portfolio companies and upgrades the portfolio by moving assets into those stocks deemed by the Adviser to have the highest potential for growth at the time of analysis. This upgrading process is designed to invest the Fund’s assets in stocks that demonstrate superior growth characteristics relative to their peers, as determined by the Adviser using its proprietary screening process.

In addition to common stocks, the Fund invests in other equity securities, including equity real estate investment trusts (REITs), publicly-traded master limited partnerships and royalty trusts. The Fund may invest directly in foreign equity securities traded on U.S. exchanges, markets, and bulletin boards, or through American Depositary Receipts (ADRs) or Global Depositary Receipts (GDRs) traded on U.S. stock exchanges. The Fund’s Adviser will use a multi-cap strategy without regard to whether the securities are conventionally categorized as large-, mid-, small- or micro-cap, or whether they are generally categorized as growth or value stocks. The Fund’s composition is determined by the Adviser’s proprietary quantitative screening process, rather than by pre-determined target weighting.

Although the Fund aims to be fully invested, a portion of the Fund’s portfolio may be allocated to cash, money market funds or short-term debt instruments. By keeping some cash or cash equivalents, the Fund may be able to meet shareholder redemptions without selling stocks and realizing gains and losses. However, the Fund may have difficulty meeting its investment objective if holding a significant cash position.

The Fund’s portfolio likely will be overweighted in certain market sectors as compared to other, more broadly diversified mutual funds, and may also be overweighted at times in fast growing market sectors relative to weightings of market sectors of the S&P 500® Index. The sectors in which the Fund may be overweighted are expected to vary at different points in the economic cycle.

		The Adviser will engage in active trading of the Fund’s portfolio securities due to its investment strategy and, as a result, the Fund likely will experience a high portfolio turnover rate. The Fund will seek to realize profits by anticipating relatively short-term market movements and it is not designed to be tax-efficient.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	All investments involve a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not insured or guaranteed by any government agency. As with any mutual fund investment, the Fund's returns and share price will fluctuate, and you may lose money by investing in the Fund. Below are some of the specific risks of investing in the Fund.
  Market Risk. The prices of securities held by the Fund may decline in response to certain events taking place around the world, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations. The growth-oriented equity securities purchased by the Fund may involve large price swings and potential for loss. Investors in the Fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.
  Management Risk. The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the fund invests may prove to be incorrect and there is no guarantee that individual companies will perform as anticipated. The Fund is the first mutual fund managed by the Adviser.
  Growth Risk. The Fund invests in companies that appear to be growth-oriented companies. If the Adviser’s perceptions of a company’s growth potential are wrong, the securities purchased may not perform as expected, causing losses that will reduce the Fund’s return.
  Value Risk. The Fund seeks to invest in securities that are trading at a low price to earnings ratio based on the Adviser’s estimate of the company’s intrinsic value. The market may not agree with the Adviser’s estimate, and the security may not perform as expected. For example, a security’s price may not increase to what the Adviser believes is its full value. It may even decrease in value.
  Issuer Risk. The value of the Fund may decrease in response to the activities and financial prospects of an individual company in the Fund’s portfolio. The value of an individual company can be more volatile than the market as a whole.
  Small- and Mid-Size Company Risk. Small- and mid-size companies involve greater risk of loss and price fluctuation than larger companies. Their securities may also be less liquid and more volatile. As a result, the Fund could have greater difficulty buying or selling a security of a micro- or small-cap issuer at an acceptable price, especially in periods of market volatility.
  REIT Risk. REIT risks include possible declines in the value of real estate, adverse general and local economic conditions and environmental problems. REITs are also subject to certain other risks related specifically to their structure and focus, such as: (a) dependency upon management’s skills; (b) limited diversification; (c) heavy cash flow dependency; (d) possible default by borrowers; (e) the costs and potential losses of self-liquidation of one or more holdings; (f) the possibility of failing to maintain exemptions from securities registration; and, (g) in many cases, relatively small market capitalizations, which may result in less market liquidity and greater price volatility.
  Sector Risk. The Fund may from time to time overweight its investments in certain market sectors, which will cause the Fund’s performance to be more susceptible to the economic, business or other developments that affect those sectors. To the extent that the Fund’s investments are overweighted in one or more sectors, the Fund’s investments in those sectors are subject to adverse market conditions, increased competition, and legislative or regulatory changes affecting those sectors. Relative to the S&P 500® Index, the Fund may have a greater percentage of its assets invested in certain market sectors and weakness in these sectors could result in significant losses to the Fund. In the past, the Fund’s portfolio has been concentrated from time to time in sectors such as information technology, energy and basic materials. The sectors in which the Fund may be concentrated will change from time to time.
  Concentration Risk. To the extent that the Fund concentrates its investments in the information technology, energy and basic materials sectors, the Fund’s shares will be subject to adverse market conditions, increased competition, and legislative or regulatory changes affecting these sectors. Companies in the information technology sector could be affected by, among other things, overall economic conditions, short product cycles, rapid obsolescence of products, competition, and government regulation. Energy sector companies are highly sensitive to events relating to international politics, governmental regulatory policies, including energy conservation and tax policies, fluctuations in supply and demand, environmental liabilities, threats of terrorism and to changes in exchange rates or interest rates. Companies in the materials sector could be affected by, among other things, commodity prices, government regulation, inflation expectations, resource availability, and economic cycles.
  Portfolio Turnover Risk. The Fund’s investment strategy involves active trading and will result in a high portfolio turnover rate. A high portfolio turnover can result in correspondingly greater brokerage commission expenses. A high portfolio turnover may result in the distribution to shareholders of additional capital gains for tax purposes, some of which may be taxable at ordinary income rates. These factors may negatively affect the Fund’s performance.
  Foreign Securities Risk. Investment in securities of foreign issuers (whether directly or through ADRs or GDRs) involves somewhat different investment risks from those affecting securities of domestic issuers. Foreign issuers are not subject to the same degree of regulation as U.S. issuers. In addition to credit and market risk, investments in foreign securities involve sovereign risk, which includes fluctuations in foreign exchange rates, future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws or restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments that could adversely affect investments in those countries. There may be less publicly available information about a foreign company than about a U.S. company, and accounting, auditing and financial reporting standards and requirements may not be comparable. Securities of many foreign companies are less liquid and their prices more volatile than securities of comparable U.S. companies. Transaction costs of investing in foreign securities markets are generally higher than in the U.S. and there is generally less governmental supervision and regulation of exchanges, brokers and issuers than there is in the U.S. The Fund might have greater difficulty taking appropriate legal action in foreign courts. Dividend and interest income from foreign securities will generally be subject to withholding taxes by the country in which the issuer is located and may not be recoverable by the Fund or its shareholders. Depositary receipts do not eliminate all of the risks associated with direct investment in the securities of foreign issuers. When the Fund invests in foreign securities, it may experience more rapid and extreme changes in value than when it invests in securities of U.S. companies.
  Currency Risk. Foreign investments also may be riskier than U.S. investments because of fluctuations in currency exchange rates. Exchange rate fluctuations may reduce or eliminate gains or create losses. The Fund’s Adviser does not hedge against currency movements in the various markets in which foreign issuers are located, so the value of the Fund’s foreign securities is subject to the risk of adverse changes in currency exchange rates.
  Royalty Trust/Publicly Traded Master Limited Partnership Risk. Investments in royalty trusts and/or PTPs are subject to various risks related to the underlying operating companies controlled by such trusts or PTPs, including dependence upon specialized management skills and the risk that such companies may lack or have limited operating histories. The success of the Fund’s investments also will vary depending on the underlying industry represented by the PTP’s or royalty trust’s portfolio. For example, when the Fund invests in oil royalty trusts or PTPs that invest in oil and gas companies, its return on the investment will be highly dependent on oil and gas prices, which can be highly volatile. Conversely, royalty trusts or PTPs that invest in real estate typically are subject to risks similar to those of a REIT. Unlike ownership of common stock of a corporation, the Fund would have limited voting rights and have no ability annually to elect directors in connection with its investment in a PTP or a royalty trust.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund investment, the Fund's returns and share price will fluctuate, and you may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not insured or guaranteed by any government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart below shows how the Fund’s investment results have varied from year to year. The table shows how the Fund’s average annual total returns compare over time to those of a broad-based securities market index. This information provides some indication of the risks of investing in the Fund. Past performance of the Fund is not necessarily an indication of how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows how the Fund’s investment results have varied from year to year. The table shows how the Fund’s average annual total returns compare over time to those of a broad-based securities market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(888) 711-AUER (2837)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.auergrowthfund.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance of the Fund is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Return (years ended December 31st)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: 2nd Quarter, 2009, 30.99% Worst Quarter: 4th Quarter, 2008, -33.62%
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes or the lower rate on long-term capital gains when shares are held for more than 12 months.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes or the lower rate on long-term capital gains when shares are held for more than 12 months. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs"). The index returns presented above assume reinvestment of all distributions and exclude the effect of taxes and fees (if expenses and taxes were deducted, the actual returns of the Index would be lower).
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Current performance of the Fund may be lower or higher than the performance quoted above. Performance data current to the most recent month end may be obtained by calling (888) 711-AUER (2837) , a toll-free number, or data current to the most recent quarter end may be accessed on the Fund’s website at www.auergrowthfund.com.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (as of December 31, 2011)
AUER GROWTH FUND
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (on short-term redemptions within 7 days of purchase)	rr_RedemptionFeeOverRedemption	1.00%
Management fees	rr_ManagementFeesOverAssets	1.50%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.22%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.72% [1]
1 Year	rr_ExpenseExampleYear01	175
3 Years	rr_ExpenseExampleYear03	594
5 Years	rr_ExpenseExampleYear05	1,039
10 Years	rr_ExpenseExampleYear10	2,276
2008	rr_AnnualReturn2008	(53.25%)
2009	rr_AnnualReturn2009	36.52%
2010	rr_AnnualReturn2010	9.39%
2011	rr_AnnualReturn2011	(15.87%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	30.99%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(33.62%)
Before Taxes | AUER GROWTH FUND
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(15.87%)
Since Inception	rr_AverageAnnualReturnSinceInception	(12.77%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 28, 2007
After Taxes on Distributions | AUER GROWTH FUND
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(15.87%)
Since Inception	rr_AverageAnnualReturnSinceInception	(12.77%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 28, 2007
After Taxes on Distributions and Sale of Fund Shares | AUER GROWTH FUND
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(10.31%)
Since Inception	rr_AverageAnnualReturnSinceInception	(10.48%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 28, 2007
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	2.09%
Since Inception	rr_AverageAnnualReturnSinceInception	(1.75%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 28, 2007
Russell 2000 Value Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(5.50%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.07%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 28, 2007

[1]	The Fund's adviser contractually has agreed to waive its management fee and/or reimburse certain operating expenses so that total annual operating expenses, excluding brokerage fees and commissions; borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short); taxes; any 12b-1 fees; any indirect expenses (such as fees and expenses of acquired funds); and extraordinary litigation expenses, do not exceed 1.95% of the Fund's average daily net assets through March 31, 2013. Any waiver or reimbursement by the adviser is subject to repayment by the Fund within three fiscal years; provided that the Fund is able to make the repayment without exceeding the 1.95% expense limitation. This expense cap may not be terminated prior to this date except by the Board of Trustees.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	UNIFIED SERIES TRUST
Prospectus Date	rr_ProspectusDate	Mar 29, 2012
Document Creation Date	dei_DocumentCreationDate	Mar 29, 2012